Capital and financial risk management - Liquidity risk management (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Capital and financial risk management
Current	£ 836	£ 1,487
Cash and cash equivalents	1,324	2,250					£ 1,044
Outstanding borrowings	8,609	10,127
Proceeds from borrowings	46	1,214
Long-term borrowings	7,773	8,640
Credit facility maturing August 2028
Capital and financial risk management
Undrawn borrowing facilities	1,750
Euro medium term note
Capital and financial risk management
Current	739	1,394		€ 850		$ 1,750
Liquidity risk
Capital and financial risk management
Current	836	1,487
Cash and cash equivalents	1,324	£ 2,250
Liquidity risk | CNY long-term bank loan
Capital and financial risk management
Long-term borrowings | ¥					¥ 2,824
Liquidity risk | USD bonds
Capital and financial risk management
Long-term borrowings | $			$ 6,000
Liquidity risk | GBP Bonds
Capital and financial risk management
Long-term borrowings	£ 1,000
Liquidity risk | Euro bonds
Capital and financial risk management
Long-term borrowings | €				€ 2,250